Offerings - Offering: 1	Jan. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, $0.00002 par value
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.23
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.

Includes Class A Ordinary Shares that may be purchased by the underwriters pursuant to their over-allotment option.

Pursuant to Rule 416 under the Securities Act of 1933, as amended, the securities being registered hereunder include such indeterminate number of additional Class A Ordinary Shares as may be issued after the date hereof as a result of share splits, share dividends or similar transactions.